Projects Under Construction as of January 31, 2023

Commitment/ Construction Start	HIT Projects	City	State	Total Units	Affordable Units	Union Construction Hours	HIT Commitment	Total Development Cost
4Q 2020	Zvago Cooperative at Stillwater	Stillwater	MN	48	—	192,200	$15,825,900	$22,400,354
4Q 2020	Ventana Residences (99 Ocean)	San Francisco	CA	193	48	805,240	$52,000,000	$121,934,463
4Q 2020	Carl Mackley Houses	Philadelphia	PA	184	184	262,640	$13,800,000	$36,876,137
4Q 2020	Residences @ 150 Bagley	Detroit	MI	148	30	705,380	$47,791,901	$72,990,473
4Q 2020	Morrow (University and Fairview)	St. Paul	MN	243	243	476,130	$79,100,713	$68,486,408
4Q 2020	Jazzie Collins Apartments (53 Colton)	San Francisco	CA	96	96	368,640	$19,058,892	$52,515,971
1Q 2021	Circle Park Apartments	Chicago	IL	418	418	292,010	$84,895,000	$163,806,449
1Q 2021	Heiwa Terrace Apartments	Chicago	IL	204	204	396,710	$28,500,000	$68,414,801
1Q 2021	Gateway Apartments	Chicago	IL	161	17	382,510	$43,500,000	$50,352,486
1Q 2021	Wilder Square	St. Paul	MN	136	136	157,100	$22,909,000	$33,108,000
2Q 2021	The Couture	Milwaukee	WI	322	—	1,464,510	$104,745,000	$159,255,248
2Q 2021	Heartland View Apartments	Wentzville	MO	201	—	354,360	$32,000,000	$37,377,307
2Q 2021	Morningside Court Apartments	Chicago	IL	171	171	105,240	$28,700,000	$56,425,536
2Q 2021	Amber Union	Falcon Heights	MN	125	125	371,940	$18,273,000	$55,604,667
2Q 2021	Cadence Apartments (Old Cedar)	Bloomington	MN	68	68	150,360	$21,774,000	$19,169,071
3Q 2021	The American Cooperative of Anoka	Anoka	MN	87	—	292,850	$20,931,200	$34,728,425
3Q 2021	Granada Senior Apartments	San Antonio	TX	265	265	321,480	$37,000,000	$63,242,767
3Q 2021	Metro 19 Apartments	Roselle	IL	295	—	570,480	$65,928,000	$77,098,874
4Q 2021	311 West 42nd Street	Manhattan	NY	330	83	1,995,680	$50,000,000	$337,700,000
4Q 2021	Peregrine Apartments	Minneapolis	MN	163	163	363,130	$55,587,970	$55,711,262
4Q 2021	The Crest Apartments	Brooklyn Center	MN	171	171	192,720	$25,014,942	$40,052,670
1Q 2022	Zenith	Duluth	MN	122	13	334,360	$26,682,200	$49,084,470
1Q 2022	Southern Hills/Orlando	Decatur	IL	212	212	109,000	$21,810,000	$40,873,063
2Q 2022	Greenway Apartments	Minneapolis	MN	86	86	176,070	$12,327,300	$26,847,568
2Q 2022	Rise on 7	St. Louis Park	MN	120	120	264,020	$35,103,700	$40,355,688
2Q 2022	Covent Apartments	Chicago	IL	30	30	97,930	$4,900,000	$17,763,640
2Q 2022	42nd & Central	Columbia Heights	MN	62	62	140,880	$10,631,900	$21,899,161
2Q 2022	Edwin Berry Manor Apartments	Chicago	IL	56	56	45,010	$5,752,000	$12,521,150
2Q 2022	Ladder 260	Minneapolis	MN	90	90	203,510	$18,219,487	$34,281,708
3Q 2022	Soul	St. Paul	MN	178	178	483,560	$64,700,959	$70,470,714
3Q 2022	Marshall Union Manor	Portland	OR	242	242	19,010	$24,437,600	$24,437,600
3Q 2022	San Cristina	San Francisco	CA	58	58	232,130	$17,472,000	$49,334,105
4Q 2022	Old Colony Phase 4	Boston	MA	104	104	562,100	$27,432,000	$84,684,476
4Q 2022	Old Colony Phase 5	Boston	MA	104	104	478,090	$25,993,000	$78,109,976
4Q 2022	Whittier Street Apartments Phase 3	Boston	MA	119	107	824,920	$26,645,000	$125,475,018

	HIT Projects	35		5,612	3,884	14,191,900	$1,189,442,664	$2,303,389,706

Commitment/ Construction Start	Building America CDE, Inc. Projects (HIT Subsidiary)	City	State	Square Feet	Total Units	Affordable Units	Union Construction Hours	New Markets Tax Credits Allocation	Total Development Cost
4Q 2021	Destination Crenshaw	Los Angeles	CA	40,000	—	—	198,690	$8,000,000	$50,851,200
1Q 2022	Toledo Innovation Center	Toledo	OH	107,000	—	—	399,810	$10,000,000	$32,841,131
3Q 2022	The School at Marygrove	Detroit	MI	64,700	—	—	249,780	$8,000,000	$27,687,449
4Q 2022	Pittsburgh Glass Center	Pittsburgh	PA	27,000	—	—	160,040	$5,000,000	$12,648,787
	Projects Receiving Building America CDE, Inc. New Markets Tax Credits Allocation	4		238,700	—	—	1,008,320	$31,000,000	$124,028,567

	Grand Total	39			5,612	3,884	15,200,220	$1,220,442,664	$2,427,418,273

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of January 31, 2023. Economic impact data is in 2021 dollars and all other figures are nominal.

This table provides information about projects financed by the HIT that were pre- or under construction as of the date of this report. Projects are included until they reach permanent loan status. The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call the HIT at (202) 331-8055 or visit the HIT’s website at www.aflcio-hit.com.